Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (1,144,000)	$ (9,495,000)	$ (7,195,000)	$ (15,598,000)	$ (7,807,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	99,000	697,000	624,000	1,214,000	1,193,000
Expense related to modification of warrants			436,000	436,000
Depreciation expense	1,000	33,000	21,000	56,000	25,000
Amortization expense	1,000	15,000	15,000	30,000	0
Changes in assets and liabilities:
Accounts receivable	1,000	6,000	(32,000)	(6,000)	(2,000)
Inventories	(22,000)	(12,000)	(204,000)	60,000	(138,000)
Prepaid expenses and other assets	30,000	(190,000)	(175,000)	(46,000)	(133,000)
Accounts payable	666,000	1,639,000	2,177,000	625,000	257,000
Accrued expenses and other liabilities	(495,000)	203,000	563,000	608,000	355,000
Related party payables	19,000	(121,000)	8,000	7,000	74,000
Net cash used in operating activities	(844,000)	(7,225,000)	(3,762,000)	(12,614,000)	(6,001,000)
Cash flows from investing activities:
Change in restricted cash		35,000			(35,000)
Purchase of property and equipment		(21,000)	(13,000)	(38,000)	(228,000)
Net cash used in investing activities		14,000	(13,000)	(38,000)	(263,000)
Cash flows from financing activities:
Net proceeds from the issuance of common stock and warrants		3,583,000	7,821,000
Proceeds from exercises of stock options	38,000	25,000	25,000	83,000	99,000
Proceeds from exercise of common stock warrants			1,512,000	1,487,000
Proceeds from Convertible Debt			500,000	500,000	1,020,000
Net cash provided by financing activities	38,000	3,608,000	9,858,000	15,386,000	8,372,000
Net increase (decrease) in cash and cash equivalents	(806,000)	(3,603,000)	6,083,000	2,734,000	2,108,000
Cash and cash equivalents at beginning of year	2,111,000	4,039,000	1,305,000	1,305,000	3,000
Cash and cash equivalents at end of year	$ 1,305,000	$ 436,000	$ 7,388,000	$ 4,039,000	$ 2,111,000